Subsequent events (Details) - Subsequent Events [Member] $ / shares in Units, ft³ / d in Millions, $ in Millions	Oct. 31, 2018 USD ($) ft³ / d kV TransmissionLine $ / shares
Dividends approved [Abstract]
Dividend approved (in dollars per share) | $ / shares	$ 0.36
Dividend approved expected date to be paid	Dec. 14, 2018
Dividend approved record date	Nov. 30, 2018
Power Substation [Member]
Business acquisition [Abstract]
Gross capacity | kV	220
Number of transmission lines acquired | TransmissionLine	2
Period of contract	15 years
Pemex Compression System [Member]
Business acquisition [Abstract]
Standard installed gas compression capacity of facility per day | ft³ / d	450
Ownership percentage acquired	5.00%
Additional ownership percentage to be acquired	65.00%
Remaining ownership percentage to be acquired one year after COD	30.00%
Total estimated equity investment | $	$ 150